Mid-Cap Index Portfolio
Schedule of Investments (unaudited)
As of March 31, 2026
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.6%)
Basic Materials (2.3%)
	Newmont Corp.	187,412	20,288
	Fastenal Co.	395,650	18,358
	Nucor Corp.	74,555	12,607
	International Paper Co.	181,939	6,495
	International Flavors & Fragrances Inc.	83,829	6,082
	Steel Dynamics Inc.	23,901	4,302
	LyondellBasell Industries NV Class A	44,403	3,577
			71,709
Consumer Discretionary (14.1%)
	Ross Stores Inc.	111,443	24,142
	General Motors Co.	311,461	23,204
	Royal Caribbean Cruises Ltd.	83,890	23,085
*	Warner Bros Discovery Inc.	811,729	22,290
	Target Corp.	156,014	18,909
	Electronic Arts Inc.	86,227	17,579
	Ford Motor Co.	1,350,152	15,581
	Delta Air Lines Inc.	225,033	14,960
	Yum! Brands Inc.	95,242	14,808
*	Carvana Co.	46,721	14,688
*	Chipotle Mexican Grill Inc.	448,757	14,365
	eBay Inc.	154,361	14,050
	Garmin Ltd.	56,371	13,079
	DR Horton Inc.	89,834	12,327
*	ROBLOX Corp. Class A	216,574	12,249
	Hilton Worldwide Holdings Inc.	39,501	12,011
*	Take-Two Interactive Software Inc.	60,617	11,972
*	United Airlines Holdings Inc.	112,912	10,396
*	Copart Inc.	300,187	9,966
	Carnival Corp.	383,506	9,925
*	AutoZone Inc.	2,854	9,640
	Expedia Group Inc.	40,317	9,309
	Dollar General Corp.	75,840	9,004
*	Live Nation Entertainment Inc.	56,638	8,638
	Tractor Supply Co.	181,358	8,216
*	Ulta Beauty Inc.	15,285	7,990
	PulteGroup Inc.	66,265	7,793
	Darden Restaurants Inc.	39,672	7,777
*	Dollar Tree Inc.	65,089	7,128
	Southwest Airlines Co.	169,281	6,360
	Estee Lauder Cos. Inc. Class A	85,178	6,113
*	NVR Inc.	914	6,023
	Lennar Corp. Class A	67,324	5,846
	Rollins Inc.	107,747	5,755
*	Lululemon Athletica Inc.	36,724	5,622
	Las Vegas Sands Corp.	104,178	5,613
*	Flutter Entertainment plc	48,323	4,927
	Fox Corp. Class A	62,129	3,628
*	Burlington Stores Inc.	10,842	3,528
	Genuine Parts Co.	23,691	2,505
	Fox Corp. Class B	42,722	2,269
	TKO Group Holdings Inc. Class A	10,730	2,164
*	Trade Desk Inc. Class A	75,654	1,717
	Lennar Corp. Class B	6,899	580
			447,731
Consumer Staples (5.1%)
	Cencora Inc.	63,674	20,003
	Corteva Inc.	235,331	19,700
	Kroger Co.	196,244	14,200
	Archer-Daniels-Midland Co.	165,796	12,052
	Sysco Corp.	165,012	11,770
	Keurig Dr Pepper Inc.	444,710	11,709

		Shares	Market Value ($000)
	Kenvue Inc.	660,407	11,385
	Kimberly-Clark Corp.	114,363	11,033
	Hershey Co.	51,020	10,606
	Church & Dwight Co. Inc.	81,556	7,611
	Constellation Brands Inc. Class A	47,792	7,169
	General Mills Inc.	183,845	6,843
	Kraft Heinz Co.	285,500	6,421
	Tyson Foods Inc. Class A	97,189	6,227
	McCormick & Co. Inc. (Non-Voting)	87,381	4,407
			161,136
Energy (8.9%)
	SLB Ltd.	515,212	26,477
	Valero Energy Corp.	103,029	25,456
	Phillips 66	138,077	25,155
	Marathon Petroleum Corp.	101,553	24,797
	Baker Hughes Co.	340,494	20,787
	ONEOK Inc.	216,998	19,614
	Cheniere Energy Inc.	68,805	19,524
	Targa Resources Corp.	74,063	18,570
	Occidental Petroleum Corp.	254,867	16,566
	Williams Cos. Inc.	210,445	15,316
	Diamondback Energy Inc.	68,036	13,457
	Kinder Morgan Inc.	325,785	10,924
	Devon Energy Corp.	213,626	10,750
	Halliburton Co.	259,716	10,126
	Coterra Energy Inc.	249,227	8,758
	EQT Corp.	107,550	6,845
	Texas Pacific Land Corp.	10,096	4,791
*	First Solar Inc.	17,563	3,465
	Venture Global Inc. Class A	20,493	323
			281,701
Financials (12.2%)
	Arthur J Gallagher & Co.	88,585	19,186
*	Robinhood Markets Inc. Class A	272,214	18,864
	Allstate Corp.	89,422	18,541
	Nasdaq Inc.	176,269	14,963
	Fifth Third Bancorp	309,991	14,402
	Ameriprise Financial Inc.	31,416	13,961
	American International Group Inc.	184,868	13,911
	MetLife Inc.	190,966	13,505
	MSCI Inc.	24,050	12,963
	Hartford Insurance Group Inc.	95,044	12,853
*	Coinbase Global Inc. Class A	73,007	12,748
	Prudential Financial Inc.	119,902	11,713
	State Street Corp.	91,230	11,546
*	Arch Capital Group Ltd.	116,462	11,179
	Huntington Bancshares Inc.	699,462	10,947
	M&T Bank Corp.	51,338	10,613
	Cboe Global Markets Inc.	36,062	10,136
	Willis Towers Watson plc	32,576	9,470
	Aflac Inc.	80,054	8,783
	Raymond James Financial Inc.	59,117	8,560
	Northern Trust Corp.	60,822	8,489
	Cincinnati Financial Corp.	53,618	8,437
	Citizens Financial Group Inc.	139,100	8,342
	LPL Financial Holdings Inc.	27,592	8,300
	Ares Management Corp. Class A	72,308	7,889
*	Markel Group Inc.	4,116	7,878
	Regions Financial Corp.	297,509	7,771
	Apollo Global Management Inc.	69,735	7,770
	KeyCorp	375,430	7,527
	T. Rowe Price Group Inc.	75,135	6,773
	Principal Financial Group Inc.	74,712	6,732
	Broadridge Financial Solutions Inc.	40,227	6,536
	W R Berkley Corp.	98,204	6,509
	Brown & Brown Inc.	99,704	6,502
	Loews Corp.	56,796	6,062
	Interactive Brokers Group Inc. Class A	72,890	4,889
	Tradeweb Markets Inc. Class A	39,851	4,689

		Shares	Market Value ($000)
*	Rocket Cos. Inc. Class A	316,525	4,510
	Blue Owl Capital Inc. Class A	115,012	1,050
			385,499
Health Care (7.3%)
	Cardinal Health Inc.	81,079	17,133
*	Edwards Lifesciences Corp.	200,116	16,025
	Zoetis Inc.	130,900	15,474
	Becton Dickinson & Co.	98,108	15,425
*	IDEXX Laboratories Inc.	27,434	15,415
*	Alnylam Pharmaceuticals Inc.	45,695	15,119
	ResMed Inc.	50,194	11,267
	Agilent Technologies Inc.	97,452	11,108
	GE HealthCare Technologies Inc.	149,179	10,619
*	Waters Corp.	33,801	10,066
*	IQVIA Holdings Inc.	58,470	9,971
*	Biogen Inc.	50,565	9,270
*	Veeva Systems Inc. Class A	50,977	8,955
*	Dexcom Inc.	132,607	8,328
	Labcorp Holdings Inc.	28,391	7,575
	STERIS plc	33,792	7,472
	Quest Diagnostics Inc.	37,855	7,419
	Humana Inc.	41,552	7,205
	West Pharmaceutical Services Inc.	24,816	6,220
	Zimmer Biomet Holdings Inc.	67,415	6,096
*	Insmed Inc.	37,134	6,072
*	Medline Inc. Class A	115,728	5,150
*	Centene Corp.	84,690	2,773
*	Insulet Corp.	12,120	2,543
			232,700
Industrials (20.0%)
	Howmet Aerospace Inc.	138,143	31,836
	Quanta Services Inc.	51,551	28,303
	Cummins Inc.	47,604	25,612
	CRH plc	230,245	24,203
	TransDigm Group Inc.	19,458	22,551
	L3Harris Technologies Inc.	64,352	22,211
	PACCAR Inc.	181,195	20,928
	WW Grainger Inc.	15,506	16,914
	AMETEK Inc.	78,893	16,912
*	Keysight Technologies Inc.	59,194	16,715
	United Rentals Inc.	21,706	15,814
	Ferguson Enterprises Inc.	67,374	15,716
	Carrier Global Corp.	273,589	15,406
	Westinghouse Air Brake Technologies Corp.	58,750	14,682
	Rockwell Automation Inc.	38,712	13,893
	Johnson Controls International plc	105,441	13,807
	FedEx Corp.	36,454	12,984
	Old Dominion Freight Line Inc.	64,633	12,629
	Vulcan Materials Co.	44,992	12,251
	Martin Marietta Materials Inc.	20,780	12,233
*	Block Inc. Class A	188,702	11,356
*	Axon Enterprise Inc.	26,316	11,176
	Ingersoll Rand Inc.	134,933	10,811
	Otis Worldwide Corp.	133,930	10,323
	Paychex Inc.	111,318	10,255
	Xylem Inc.	83,774	10,011
	Cintas Corp.	58,558	9,905
	Dover Corp.	46,467	9,686
*	Teledyne Technologies Inc.	15,955	9,653
	PayPal Holdings Inc.	211,035	9,545
	Sunbelt Rentals Holdings Inc.	143,365	9,332
*	Fiserv Inc.	165,837	9,254
	Verisk Analytics Inc.	47,528	9,018
*	Mettler-Toledo International Inc.	7,003	8,832
	Comfort Systems USA Inc.	6,059	8,355
	Fidelity National Information Services Inc.	177,242	8,314
*	Fair Isaac Corp.	7,765	8,289
	PPG Industries Inc.	77,004	8,230
	Synchrony Financial	119,770	8,147

		Shares	Market Value ($000)
	Equifax Inc.	41,440	7,462
	Veralto Corp.	81,125	7,173
*	Corpay Inc.	22,900	6,664
	Expeditors International of Washington Inc.	46,000	6,589
	Packaging Corp. of America	30,738	6,523
	Snap-on Inc.	17,886	6,497
*	Rocket Lab Corp.	97,757	6,278
*	Bloom Energy Corp. Class A	45,915	6,221
	Fortive Corp.	106,075	5,864
	HEICO Corp. Class A	26,159	5,522
	Dow Inc.	121,588	5,064
	Global Payments Inc.	73,533	4,949
	Hubbell Inc. Class B	9,158	4,494
	HEICO Corp.	14,229	3,902
*	Trimble Inc.	40,265	2,626
*	Symbotic Inc. Class A	11,408	607
			632,527
Real Estate (5.4%)
	Digital Realty Trust Inc.	118,393	21,336
	Realty Income Corp.	321,265	19,655
	Public Storage	54,424	14,742
*	CBRE Group Inc. Class A	101,699	13,776
	Ventas Inc.	163,650	13,383
	Crown Castle Inc.	150,247	12,217
	Simon Property Group Inc.	53,180	9,920
	Iron Mountain Inc.	96,835	9,891
	Extra Space Storage Inc.	72,749	9,540
	VICI Properties Inc. Class A	341,967	9,342
	AvalonBay Communities Inc.	48,790	7,970
	Equity Residential	123,589	7,310
	SBA Communications Corp.	36,712	6,318
*	CoStar Group Inc.	144,645	5,835
	Weyerhaeuser Co.	124,158	3,033
	Essex Property Trust Inc.	11,102	2,687
	Invitation Homes Inc.	99,660	2,477
			169,432
Technology (13.5%)
	Vertiv Holdings Co. Class A	131,823	33,032
	Western Digital Corp.	116,815	31,597
	Seagate Technology Holdings plc	75,136	29,435
*	Cloudflare Inc. Class A	103,952	21,449
	TE Connectivity plc	101,103	21,133
	Corning Inc.	133,022	18,087
*	DoorDash Inc. Class A	120,067	18,028
	Monolithic Power Systems Inc.	15,944	17,432
	Teradyne Inc.	53,941	15,991
	Marvell Technology Inc.	150,347	14,892
*	Strategy Inc.	108,230	13,507
*	Datadog Inc. Class A	113,112	13,353
	Roper Technologies Inc.	35,467	12,550
	Microchip Technology Inc.	186,447	12,046
	Hewlett Packard Enterprise Co.	457,843	10,901
	Cognizant Technology Solutions Corp. Class A	164,796	10,110
*	Workday Inc. Class A	73,399	9,536
*	Autodesk Inc.	36,530	8,745
*	Snowflake Inc. Class A	56,009	8,447
*	ON Semiconductor Corp.	135,760	8,406
*	Fortinet Inc.	101,990	8,335
*	CoreWeave Inc. Class A	99,852	7,736
*	Coherent Corp.	32,299	7,694
	VeriSign Inc.	28,438	7,063
*	Zoom Communications Inc.	86,936	6,989
	NetApp Inc.	66,079	6,766
*	MongoDB Inc.	26,643	6,521
*	Reddit Inc. Class A	45,715	6,156
	HP Inc.	315,120	6,053
*	Zscaler Inc.	36,016	5,053
	SS&C Technologies Holdings Inc.	70,735	4,780
	Qnity Electronics Inc.	36,120	4,168

			Shares	Market Value ($000)
*		Super Micro Computer Inc.	175,432	3,995
*		Atlassian Corp. Class A	58,397	3,986
		Leidos Holdings Inc.	21,774	3,386
		CDW Corp.	22,213	2,688
*		Tyler Technologies Inc.	7,400	2,534
*		HubSpot Inc.	8,618	2,104
*		GoDaddy Inc. Class A	22,926	1,895
*		Pinterest Inc. Class A	95,577	1,753
				428,332
Telecommunications (1.5%)
		Motorola Solutions Inc.	57,078	24,770
*		Ciena Corp.	24,371	9,462
*		Lumentum Holdings Inc.	12,300	8,644
*,1		Charter Communications Inc. Class A	28,364	6,123
				48,999
Utilities (9.3%)
		Constellation Energy Corp.	106,122	29,635
		Dominion Energy Inc.	302,781	18,718
		Vistra Corp.	116,745	17,550
		Entergy Corp.	156,076	17,537
		Xcel Energy Inc.	214,953	17,076
		Exelon Corp.	347,829	17,051
		Waste Connections Inc.	88,095	14,310
		Consolidated Edison Inc.	124,465	14,087
		Public Service Enterprise Group Inc.	171,841	13,911
		WEC Energy Group Inc.	112,154	12,984
		PG&E Corp.	737,537	12,958
		Sempra	112,438	10,926
		Ameren Corp.	95,241	10,469
		CenterPoint Energy Inc.	224,944	9,709
		Edison International	132,578	9,702
		FirstEnergy Corp.	188,893	9,569
		PPL Corp.	245,924	9,394
		American Water Works Co. Inc.	67,255	9,153
		Eversource Energy	129,376	8,963
		DTE Energy Co.	60,822	8,893
		CMS Energy Corp.	105,585	8,191
		Alliant Energy Corp.	88,605	6,358
		NiSource Inc.	82,452	3,847
		Evergy Inc.	37,602	3,080
				294,071
Total Common Stocks (Cost $2,362,835)				3,153,837
		Coupon
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[2,3]	Vanguard Market Liquidity Fund (Cost $9,013)	3.687%	90,143	9,013
Total Investments (99.9%) (Cost $2,371,848)				3,162,850
Other Assets and Liabilities—Net (0.1%)				3,901
Net Assets (100%)				3,166,751
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,705.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $1,785 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2026	7	2,300	(27)
E-mini S&P Mid-Cap 400 Index	June 2026	11	3,736	20
				(7)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Global Payments Inc.	8/31/2026	BANA	598	(4.300)	—	(30)
NetApp Inc.	8/31/2026	BANA	202	(4.320)	—	(6)
PayPal Holdings Inc.	8/31/2026	BANA	4,762	(4.355)	39	—
Raymond James Financial Inc.	3/12/2027	CITNA	288	(4.140)	2	—
VICI Properties Inc. Class A	8/31/2026	BANA	687	(4.340)	17	—
VICI Properties Inc. Class A	3/12/2027	CITNA	23	(4.090)	1	—
					59	(36)
1 Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The portfolio may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Swap Contracts: The portfolio has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the portfolio’s target index. Under the terms of the swaps, the portfolio receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The portfolio also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the portfolio generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the portfolio. The portfolio’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The portfolio mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio's net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the portfolio's investments and derivatives as of March 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	3,153,837	—	—	3,153,837
Temporary Cash Investments	9,013	—	—	9,013
Total	3,162,850	—	—	3,162,850

Derivative Financial Instruments
Assets
Futures Contracts[1]	20	—	—	20
Swap Contracts	—	59	—	59
Total	20	59	—	79
Liabilities
Futures Contracts[1]	(27)	—	—	(27)
Swap Contracts	—	(36)	—	(36)
Total	(27)	(36)	—	(63)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.